UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03055

T. Rowe Price Tax-Exempt Money Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Tax-Exempt Money Fund

Investor Class (PTEXX)

This annual shareholder report contains important information about Tax-Exempt Money Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - Investor Class	$46	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$685,396
Number of Portfolio Holdings	195
Investment Advisory Fees Paid (000s)	$1,193

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Other Municipal Security	43.4%
Variable Rate Demand Notes	33.6
Non-Financial Company Commercial Paper	21.6
Other Assets less Liabilities	1.4

Top Ten Holdings (as a % of Net Assets)

Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts	1.7%
Roanoke Economic Dev. Auth., Carilion Clinic Obligated	1.7
Clark County Dept. of Aviation	1.6
New York City Transational Fin. Auth., Tender Option Bond Trust Receipts	1.6
Rhode Island Health & Ed. Building	1.6
Missouri HEFA, SSM Health Care	1.6
Houston Combined Utility System	1.6
Harris County	1.6
Greenville County School Dist.	1.5
South Carolina Public Service Auth.	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F52-052 4/25

Tax-Exempt Money Fund

Investor Class (PTEXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Exempt Money Fund

I Class (TERXX)

This annual shareholder report contains important information about Tax-Exempt Money Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - I Class	$24	0.24%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$685,396
Number of Portfolio Holdings	195
Investment Advisory Fees Paid (000s)	$1,193

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Other Municipal Security	43.4%
Variable Rate Demand Notes	33.6
Non-Financial Company Commercial Paper	21.6
Other Assets less Liabilities	1.4

Top Ten Holdings (as a % of Net Assets)

Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts	1.7%
Roanoke Economic Dev. Auth., Carilion Clinic Obligated	1.7
Clark County Dept. of Aviation	1.6
New York City Transational Fin. Auth., Tender Option Bond Trust Receipts	1.6
Rhode Island Health & Ed. Building	1.6
Missouri HEFA, SSM Health Care	1.6
Houston Combined Utility System	1.6
Harris County	1.6
Greenville County School Dist.	1.5
South Carolina Public Service Auth.	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F1103-052 4/25

Tax-Exempt Money Fund

I Class (TERXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$25,242	$24,796
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTEXX Tax-Exempt Money Fund
–!
TERXX Tax-Exempt Money Fund–
.
I Class

T. ROWE PRICE Tax-Exempt Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.03 0.03 0.01
(3)
—
(3) (4)
—
(3) (4)
Net realized and unrealized
gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment
activities 0.03 0.03 0.01 —
(4)
—
(4)
Distributions
Net investment income (0.03) (0.03) (0.01) —
(4)
—
(4)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
2.88% 3.04% 1.20%
(3)
0.02%
(3)
0.19%
(3)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.46% 0.41% 0.44% 0.36% 0.52%
Net expenses after waivers/
payments by Price Associates 0.45% 0.41% 0.42%
(3)
0.08%
(3)
0.22%
(3)
Net investment income 2.86% 2.98% 1.15%
(3)
0.01%
(3)
0.17%
(3)
Net assets, end of period (in
thousands) $148,741 $170,492 $176,009 $274,397 $343,697
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.02%, 0.27% and 0.19% of average net assets) for the years ended
2/28/23, 2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Exempt Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.03 0.03 0.01
(3)
—
(3) (4)
—
(3) (4)
Net realized and unrealized
gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment
activities 0.03 0.03 0.01 —
(4)
—
(4)
Distributions
Net investment income (0.03) (0.03) (0.01) —
(4)
—
(4)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
3.10% 3.22% 1.39%
(3)
0.02%
(3)
0.20%
(3)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.26% 0.25% 0.26% 0.27% 0.45%
Net expenses after waivers/
payments by Price Associates 0.24% 0.25% 0.24%
(3)
0.08%
(3)
0.21%
(3)
Net investment income 3.06% 3.15% 1.41%
(3)
0.01%
(3)
0.19%
(3)
Net assets, end of period (in
thousands) $536,655 $505,688 $487,066 $362,029 $191,423
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.00%, 0.17% and 0.12% of average net assets) for the years ended
2/28/23, 2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Exempt Money Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 21.6%
Alachua County HFA, Series 08-A, TECP, 3.20%, 3/6/25  3,500 3,500
Atlanta GA Water & Wastewater, Series A-2, TECP, 2.90%,
6/3/25  6,000 6,000
California Statewide Communities Dev. Auth., Series 04-E,
TECP, 2.90%, 5/15/25  5,000 5,000
Dist. of Columbia, Series 22-A, TECP, 2.80%, 3/6/25  2,000 2,000
Florida Local Govt. Fin. Commission, Series A-1, TECP,
2.85%, 4/3/25  6,800 6,800
Harris County, Series C, TECP, 3.00%, 3/11/25  3,490 3,490
Harris County, Series C, TECP, 3.15%, 4/10/25  6,000 6,000
Harris County, Series C, TECP, 3.15%, 4/10/25  1,090 1,090
Harris County Cultural Ed. Fac. Fin., Methodist Health,
Series 9C-1, TECP, 1.70%, 3/3/25  6,300 6,300
Houston Higher Ed. Fin., Series A, TECP, 2.84%, 5/21/25  2,800 2,800
Houston Higher Ed. Fin., Series A, TECP, 2.88%, 3/21/25  3,915 3,915
Illinois EFA, TECP, 2.81%, 5/5/25  4,000 4,000
Illinois Fin. Auth., TECP, 3.10%, 5/20/25  2,500 2,500
Indiana Univ., Series 2018, TECP, 2.88%, 6/4/25  1,730 1,730
Jacksonville, Series A, TECP, 2.81%, 5/13/25  3,000 3,000
Jacksonville, Mayo Health Clinic, Series 2016, TECP, 2.83%,
5/21/25  4,000 4,000
Los Angeles, Dept. of Airports, Series A-2, TECP, 2.83%,
4/22/25  1,250 1,250
Los Angeles, Dept. of Airports, Series A-2, TECP, 2.90%,
4/30/25  3,000 3,000
Maryland HHEFA, Johns Hopkins Health Systems, Series B,
TECP, 2.83%, 5/8/25  2,275 2,275
Massachusetts HEFA, Series H-1, TECP, 2.88%, 5/2/25  5,000 5,000
Metropolitan Govt. Nashville & Davidson, Water & Swere
Auth., Series 2022, TECP, 2.88%, 3/24/25  7,825 7,825
Metropolitan Govt. Nashville & Davidson, Water & Swere
Auth., Series 2022, TECP, 3.00%, 3/10/25  2,300 2,300
New York Power Auth., Series 1, TECP, 2.80%, 5/13/25  5,000 5,000
New York Power Auth., Series 1, TECP, 2.92%, 3/24/25  2,500 2,500
New York Power Auth., Series 2, TECP, 2.88%, 6/4/25  2,500 2,500
Ohio Higher Ed. Fac. Commission, Series B-5, TECP, 2.85%,
4/21/25  3,100 3,100
Ohio Higher Ed. Fac. Commission, Series B-5, TECP, 2.86%,
5/19/25  2,740 2,740
Oregon DOT, Series A-1, TECP, 2.84%, 3/19/25  2,400 2,400
Oregon DOT, Series A-1, TECP, 2.90%, 4/17/25  5,100 5,100

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Philadelphia Water & Wastewater, Series C, TECP, 2.90%,
5/20/25  5,000 5,000
South Carolina Public Service Auth., Series A, TECP, 2.85%,
6/4/25  1,200 1,200
Tennessee, Series 00-A, TECP, 3.04%, 4/10/25  2,000 2,000
Texas A&M Univ., Series A, TECP, 2.87%, 6/3/25  4,000 4,000
Texas A&M Univ., Series B, TECP, 3.15%, 3/13/25  4,000 4,000
Univ. of Houston, Series A, TECP, 3.20%, 3/3/25  2,000 2,000
Univ. of Michigan, Series B, TECP, 2.85%, 5/5/25  6,500 6,500
Univ. of Minnesota, Series F, TECP, 2.86%, 5/6/25  5,000 5,000
Univ. of Minnesota, Series H, TECP, 2.80%, 4/2/25  1,000 1,000
Univ. of Minnesota, Series H, TECP, 2.85%, 5/21/25  1,000 1,000
Univ. of Texas, Board of Regents, Series A, TECP, 2.83%,
5/14/25  3,500 3,500
Univ. of Texas, Board of Regents, Series A, TECP, 2.85%,
7/1/25  5,000 5,000
Univ. of Texas, Board of Regents, Series A, TECP, 3.18%,
5/13/25  1,000 1,000
Total Non-Financial Company Commercial Paper (Cost $148,315) 148,315
OTHER MUNICIPAL SECURITY 43.4%
Arlington County, Series A, GO, 5.00%, 8/1/25  1,000 1,008
Berkeley County School Dist., Series A, GO, 5.00%, 6/2/25  5,555 5,583
Broward County, Water & Sewer Auth.,  Tender Option Bond
Trust Receipts, Series 2024-XL0551, VRTR, 1.89%, 3/7/25 (1) 2,230 2,230
California, Tender Option Bond Trust Receipts, Series 2023-
XL0501, GO, VRTR, 1.89%, 3/7/25 (1) 2,375 2,375
Charleston County School Dist., Sales Tax Project, Series B,
GO, BAN, 4.75%, 5/8/25  4,000 4,009
Clark County, Tender Option Bond Trust Receipts,
Series 2023-ZL0480, GO, VRTR, 1.89%, 3/7/25 (1) 3,275 3,275
Colorado HFA, AdventHealth Obligated Group, Tender Option
Bond Trust Receipts, Series 2023-XG0491, VRTR, 1.89%,
3/7/25 (1) 1,730 1,730
Colorado HFA, Adventist Health System, Tender Option Bond
Trust Receipts, Series 2023-XM1124, VRTR, 1.89%, 3/7/25 (1) 4,690 4,690
Colorado HFA, Intermountain Healthcare, Tender Option Bond
Trust Receipts, Series 2023-XF1619, VRTR, 1.89%, 3/7/25 (1) 4,000 4,000
Colorado HFA, Tender Option Bond Trust Receipts,
Series 2024-XX1354, VRTR, 1.89%, 3/7/25 (1) 5,305 5,305
Colorado State Ed. Loan Program, Series A, TRAN, 5.00%,
6/30/25  3,000 3,021
Colorado State Ed. Loan Program, Series A, TRAN, 5.00%,
6/30/25  2,890 2,908

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Connecticut Housing Fin. Auth., Series A-1, 3.00%, 5/15/25  325 325
Connecticut Housing Fin. Auth., Series A-1, 3.00%, 11/15/25  985 985
Connecticut Housing Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-XX1346, VRTR, 1.89%, 3/7/25 (1) 6,000 6,000
Delaware, Series B, GO, 5.00%, 8/1/25  490 494
Dist. of Columbia Water & Sewer Auth., Tender Option Bond
Trust Receipts, Series 2023-ZL0506, VRTR, 1.89%, 3/7/25 (1) 1,330 1,330
Franklin County, Trinity Health Credit Group, Series OH, VR,
3.125%, 5/1/25 (Tender)  6,250 6,250
Greenville County School Dist., Series B, GO, 5.00%, 6/24/25  10,395 10,460
Harris County Cultural Ed. Fac. Fin., Memorial Hermann
Health System, Series A, 4.00%, 7/1/25  1,550 1,552
Harris County, Tender Option Bond Trust Receipts,
Series 2023-XG0516, GO, VRTR, 1.89%, 3/7/25 (1) 2,160 2,160
Houston, Texas Public Improvement, Series A, 5.00%, 3/1/25  985 985
Houston, Texas Public Improvement, Series A, 5.00%, 3/1/25  680 680
Idaho HFA, Trinity Health Credit Group, Series ID, VR,
3.125%, 5/1/25 (Tender 2/1/22)  5,750 5,750
Indiana Fin. Auth. Health System, Indiana Univ., Series E-161,
VRTR, 1.89%, 3/7/25 (1) 6,750 6,750
Indiana Fin. Auth. Health System, Indiana Univ., Series E-162,
VRTR, 1.89%, 3/7/25 (1) 3,250 3,250
Indiana HFFA, Ascension Health, Series A, 4.00%, 10/1/25  475 478
Los Angeles, TRAN, 5.00%, 6/26/25  3,000 3,015
Maine, Housing Auth., Tender Option Bond Trust Receipts,
Series 2024-XX1348, VRTR, 1.89%, 3/7/25 (1) 4,000 4,000
Maryland Dept. of Housing & Community Dev., Tender Option
Bond Trust Receipts, Series 2025-ZF3301, VRTR, 1.89%,
3/7/25 (1) 2,500 2,500
Maryland Stadium Auth., Tender Option Bond Trust Receipts,
Series 2024-XF1758, VRTR, 1.91%, 3/7/25 (1) 5,000 5,000
Massachusetts, Tender Option Bond Trust Receipts,
Series 2023-ZL0524, GO, VRTR, 1.86%, 3/7/25 (1) 1,500 1,500
Michigan Fin. Auth., Series A-2, 5.00%, 8/20/25  6,500 6,550
Michigan Fin. Auth., McLaren Health Care, Series A, 5.00%,
5/15/25  2,510 2,520
Michigan Hosp. Fin. Auth., Tender Option Bond Trust Receipts,
Series 2022-ZF1401, VRTR, 1.89%, 3/7/25 (1) 1,250 1,250
Minnesota, Series A, GO, 5.00%, 9/1/25  445 449
Minnesota, Series D, GO, 5.00%, 8/1/25  360 363
Monmouth County Improvement Auth., Government Pooled
Loan Project, 4.00%, 3/14/25  10,085 10,087
Monmouth County Improvement Auth., Governmental Pooled
Loan Project, 4.00%, 3/13/26 (2) 6,000 6,070
Monroe County School Dist., TAN, 4.00%, 5/29/25  6,500 6,514

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-XL0563, VRTR, 1.89%, 3/7/25 (1) 2,000 2,000
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-YX1334, VRTR, 1.89%, 3/7/25 (1) 1,545 1,545
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-YX1335, VRTR, 1.89%, 3/7/25 (1) 1,910 1,910
Nebraska Investment Fin. Auth., Tender Option Bond Trust
Receipts, Series 2024-ZF1734, VRTR, 1.89%, 3/7/25 (1) 2,220 2,220
New York City Housing Dev., Tender Option Bond Trust
Receipts, Series 2023-XF1702, VRTR, 1.89%, 3/7/25 (1) 3,200 3,200
New York City Housing Dev., Tender Option Bond Trust
Receipts, Series 2024-XF1760, VRTR, 1.89%, 3/7/25 (1) 2,500 2,500
New York City Housing Dev., Tender Option Bond Trust
Receipts, Series 2024-XX1362, VRTR, 1.89%, 3/7/25 (1) 1,400 1,400
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0375, VRTR, 1.89%, 3/7/25 (1) 4,040 4,040
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0376, VRTR, 1.89%, 3/7/25 (1) 2,250 2,250
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0378, VRTR, 1.89%, 3/7/25 (1) 915 915
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2024-ZF1756, VRTR, 1.89%, 3/7/25 (1) 2,000 2,000
New York City Transational Fin. Auth., Tender Option Bond
Trust Receipts, Series 2023-XG0524, VRTR, 1.89%, 3/7/25 (1) 6,840 6,840
New York City Transational Fin. Auth., Tender Option Bond
Trust Receipts, Series 2024-ZF1794, VRTR, 1.89%, 3/7/25 (1) 1,500 1,500
New York City Transational Fin. Auth., Tender Option Bond
Trust Receipts, Series 2024-ZF3281, VRTR, 1.88%, 3/7/25 (1) 2,445 2,445
New York City, Tender Option Bond Trust Receipts,
Series 2022-XX1230, GO, VRTR, 1.89%, 3/7/25 (1)(3) 4,325 4,325
New York State Development, Tender Option Bond Trust
Receipts, Series 2022-ZL0347, VRTR, 1.89%, 3/7/25 (1) 1,560 1,560
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2022-XM1052, VRTR, 1.89%, 3/7/25 (1) 5,625 5,625
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2023-ZF3171, VRTR, 1.89%, 3/7/25 (1) 2,125 2,125
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2024-XF1735, VRTR, 1.89%, 3/7/25 (1) 1,080 1,080
New York State Environmental Fac., Tender Option Bond Trust
Receipts, Series 2022-XF3049, VRTR, 1.89%, 3/7/25 (1) 2,670 2,670
New York State Environmental Fac., Tender Option Bond Trust
Receipts, Series 2023-XF1442, VRTR, 1.89%, 3/7/25 (1) 3,560 3,560
New York State Mortgagae Agency, Tender Option Bond Trust
Receipts, Series 2024-XX1358, VRTR, 1.89%, 3/7/25 (1) 1,170 1,170
North Carolina Housing Fin. Agency, Series 56, VR, 3.375%,
7/15/25 (Tender 7/15/25)  4,000 4,000

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
North Hempstead, Series B, GO, BAN, 4.00%, 9/19/25  9,000 9,055
Ohio, Infrastructure Improvement, Series C, 5.00%, 3/1/25  500 500
Oklahoma Trunpike Auth., Tender Option Bond Trust Receipts,
Series 2023-ZF1636, VRTR, 1.89%, 3/7/25 (1) 7,415 7,415
Oregon, Article XI-M, Series D, GO, 5.00%, 6/1/25  500 502
Oregon, Article XI-Q, Series C, GO, 5.00%, 5/1/25  465 467
Pennsylvania Housing Fin. Agency, Tender Option Bond Trust
Receipts, Series 2024-XF1737, VRTR, 1.89%, 3/7/25 (1) 2,500 2,500
RIB Floster, Tender Option Bond Trust Receipts, Series 2016-
XM0435, VRTR, 1.89%, 3/7/25 (1) 7,000 7,000
Riverhead Central School Dist., Series B, GO, TAN, 4.00%,
6/25/25  2,500 2,506
Roanoke Economic Dev. Auth., Carilion Clinic Obligated,
Series A, 5.00%, 7/1/25  1,000 1,006
South Miami HFA, Baptist Health South Florida, 5.00%,
8/15/25  5,045 5,085
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott &
White Health Project, Tender Option Bond Trust Receipts,
Series 2023-ZF1668, VRTR, 1.89%, 3/7/25 (1) 2,260 2,260
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott &
White Health Project, Tender Option Bond Trust Receipts,
Series 2024-ZF3263, VRTR, 1.92%, 3/7/25 (1) 1,190 1,190
Tarrant County Cultural Ed. Fac. Fin., Tender Option Bond
Trust Receipts, Series 2024-ZF3283, VRTR, 1.92%, 3/7/25 (1) 1,000 1,000
Texas Transportation Commission State Highway
Improvement, GO, 5.00%, 4/1/25  360 361
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XF1357, VRTR, 1.90%, 3/7/25 (1) 3,750 3,750
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XF1359, VRTR, 1.90%, 3/7/25 (1) 2,250 2,250
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2023-XF1495, VRTR, 1.89%, 3/7/25 (1) 1,565 1,565
Univ. of California Regents Medical Center,  Tender Option
Bond Trust Receipts, Series 2023-YX1294, VRTR, 1.89%,
3/7/25 (1) 1,875 1,875
Univ. of California Regents Medical Center, Tender Option
Bond Trust Receipts, Series 2018-YX1098, VRTR, 1.88%,
3/7/25 (1) 2,900 2,900
Univ. of California Regents Medical Center, Tender Option
Bond Trust Receipts, Series 2022-XX1258, VRTR, 1.88%,
3/7/25 (1) 800 800
Univ. of California, Tender Option Bond Trust Receipts,
Series 2022-XX1263, VRTR, 1.88%, 3/7/25 (1) 1,875 1,875
Univ. of California, Tender Option Bond Trust Receipts,
Series 2023-XF3164, VRTR, 1.88%, 3/7/25 (1) 3,000 3,000

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Univ. of California, Tender Option Bond Trust Receipts,
Series 2023-XX1325, VRTR, 1.88%, 3/7/25 (1) 2,500 2,500
Virginia College Building Auth., Public Higher Ed. Fin.
Program, Series A, 5.00%, 9/1/25  400 404
Virginia Housing Dev. Auth., Tender Option Bond Trust
Receipts, Series 2023-XL0489, VRTR, 1.89%, 3/7/25 (1) 1,800 1,800
Virginia Housing Dev. Auth., Tender Option Bond Trust
Receipts, Series 2024-XM1176, VRTR, 1.89%, 3/7/25 (1) 3,300 3,300
Virginia Housing Dev. Auth., Tender Option Bond Trust
Receipts, Series 2024-XX1355, VRTR, 1.89%, 3/7/25 (1) 4,730 4,730
Virginia Housing Dev. Auth., Tender Option Bond Trust
Receipts, Series 2024-XX1356, VRTR, 1.89%, 3/7/25 (1) 1,940 1,940
Virginia Public School Auth., Technology and Security,
Series X, 5.00%, 4/15/25  560 561
Washington State, Tender Option Bond Trust Receipts,
Series 2022-ZF1403, GO, VRTR, 1.89%, 3/7/25 (1) 1,675 1,675
Washington State, Tender Option Bond Trust Receipts,
Series 2023-ZL0490, GO, VRTR, 1.89%, 3/7/25 (1) 1,665 1,665
Washington State, Tender Option Bond Trust Receipts,
Series 2023-ZL0491, GO, VRTR, 1.89%, 3/7/25 (1) 1,665 1,665
Washington State, Tender Option Bond Trust Receipts,
Series 2024-CF7002, VRTR, 1.88%, 3/7/25 (1) 3,200 3,200
Wichita City, Series 318, GO, 4.00%, 10/15/25  6,500 6,545
Wisconsin HEFA, Tender Option Bond Trust Receipts,
Series 2024-XF1696, VRTR, 1.89%, 3/7/25 (1) 2,840 2,840
Wisconsin Housing & Economic Dev. Auth.,  Tender Option
Bond Trust Receipts, Series 2024-XL0554, VRTR, 1.89%,
3/7/25 (1) 5,760 5,760
Wisconsin Housing & Economic Dev. Auth.,  Tender Option
Bond Trust Receipts, Series 2024-XL0570, VRTR, 1.89%,
3/7/25 (1) 1,320 1,320
Total Other Municipal Security (Cost $297,048) 297,048
VARIABLE RATE DEMAND NOTES 33.6%
Allegheny County IDA, Watson Institute Friendship Academy
Project, VRDN, 1.93%, 3/7/25  9,500 9,500
Allen County Hosp. Fac. Revenue, Catholic Health Partners,
Series B, VRDN, 1.80%, 3/7/25  350 350
Clark County Dept. of Aviation, Series 2B, VRDN, 1.85%,
3/7/25  10,845 10,845
Delaware Valley Regional Fin. Auth., Series B, VRDN, 1.83%,
3/7/25  7,005 7,005
Dist. of Columbia, VRDN, 1.92%, 3/7/25  920 920

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Dist. of Columbia Water & Sewer Auth., Series B-1, VRDN,
1.94%, 3/7/25  1,300 1,300
Dist. of Columbia Water & Sewer Auth., Series B-2, VRDN,
1.92%, 3/7/25  7,600 7,600
Fairfax County IDA, Inova Health System Project, Series C,
VRDN, 1.92%, 3/7/25  7,630 7,630
Halifax Hosp. Medical Center, Daytona Beach, VRDN, 2.05%,
3/7/25  4,010 4,010
Harris County Hosp. Dist., Series SR, VRDN, 1.91%, 3/7/25  8,915 8,915
Harrisonburg Economic Dev. Auth., Sentara Healthcare,
VRDN, 1.85%, 3/7/25  1,340 1,340
Houston Combined Utility System, Series B-2, VRDN, 1.78%,
3/7/25  10,600 10,600
Howard County Housing Commission, Beech's Farm
Apartments, VRDN, 1.83%, 3/7/25  1,000 1,000
Illinois DFA, Francis W Parker School, VRDN, 2.10%, 3/7/25  7,200 7,200
Illinois DFA, Wheaton Academy Project, VRDN, 1.90%, 3/7/25  2,225 2,225
Illinois Fin. Auth., Steppenwolf Theatre Company Project,
VRDN, 1.93%, 3/7/25  6,075 6,075
Illinois Fin. Auth., Steppenwolf Theatre Company Project,
VRDN, 1.93%, 3/7/25  4,200 4,200
Illinois Fin. Auth., Univ. of Chicago Medical, Series B, VRDN,
1.80%, 3/7/25  2,500 2,500
Iowa Fin. Auth., Unity Point Health, Series C, VRDN, 2.50%,
3/7/25  1,960 1,960
Jacksonville, Baptist Health, Series B, VRDN, 1.86%, 3/7/25  9,275 9,275
Kansas City, H. Roe Bartle Convention Center Project,
Series E, VRDN, 1.90%, 3/7/25  4,900 4,900
Louisiana Public Fac. Auth., Louisiana Children's Medical
Center, Series B, VRDN, 1.86%, 3/7/25  8,000 8,000
Maricopa County IDA, Honor Health, Series C, VRDN, 1.85%,
3/7/25  2,000 2,000
Maryland CDA, Kirkwood Housing, Series G, VRDN, 1.87%,
3/7/25  7,395 7,395
Maryland HHEFA, Johns Hopkins Univ., Series A, VRDN,
1.75%, 3/7/25  500 500
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
1.80%, 3/7/25  1,100 1,100
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-2, VRDN, 1.83%, 3/7/25  1,200 1,200
Maryland Stadium Auth., Football Stadium, VRDN, 1.78%,
3/7/25  2,375 2,375
Missouri HEFA, SSM Health Care, Series F, VRDN, 1.80%,
3/7/25  10,300 10,300
Missouri HEFA, SSM Health Care, Series G, VRDN, 1.80%,
3/7/25  385 385

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 1.83%, 3/7/25  1,100 1,100
New York City Housing Dev., Elliott Chelsea Dev., Series A,
VRDN, 1.84%, 3/7/25  300 300
Niagara Area Dev., Niagara Falls Memorial Medical Center
Project, VRDN, 1.90%, 3/7/25  3,810 3,810
Ohio State Univ., Multi-year Debt Issuance Program II,
Series D-1, VRDN, 1.80%, 3/7/25  3,600 3,600
Ohio, Cleveland Clinic Health System, Series D-2, VRDN,
2.35%, 3/7/25  750 750
Oregon, Veterans Welfare, Series P, GO, VRDN, 1.90%,
3/7/25  3,100 3,100
Pennsylvania Turnpike Commission, Second Series, VRDN,
1.85%, 3/7/25  5,000 5,000
Pennsylvania Turnpike Commission, Series B, VRDN, 1.85%,
3/7/25  2,995 2,995
Rhode Island Health & Ed. Building, Series A, VRDN, 1.78%,
3/7/25  10,710 10,710
Roanoke Economic Dev. Auth., Carilion Clinic Obligated,
Series B, VRDN, 1.85%, 3/7/25  10,400 10,400
South Carolina Public Service Auth., Series A, VRDN, 1.97%,
3/7/25  9,140 9,140
South Dakota HEFA, Sioux VY Hosp., Series B, VRDN,
1.90%, 3/7/25  4,220 4,220
South Dakota Housing Dev. Auth., Series A, VRDN, 2.11%,
3/7/25  4,175 4,175
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series B, VRDN, 1.90%, 3/7/25  7,750 7,750
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 1.90%, 3/7/25  740 740
Texas, Veterans, GO, VRDN, 1.90%, 3/7/25  1,820 1,820
Texas, Veterans, GO, VRDN, 1.90%, 3/7/25  1,525 1,525
Texas, Veterans, Series 2018, GO, VRDN, 1.90%, 3/7/25  1,275 1,275
Texas, Veterans Housing Assistance Program, Series C, GO,
VRDN, 1.90%, 3/7/25  3,495 3,495
Utah County, IHC Health Services, Series B, VRDN, 1.90%,
3/7/25  2,730 2,730
Virginia College Building Auth., Univ. of Richmond Project,
VRDN, 1.80%, 3/7/25  1,500 1,500
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series C, VRDN, 1.86%, 3/7/25  7,500 7,500

T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Cone Health, Series B, VRDN, 1.70%, 3/3/25  100 100
Total Variable Rate Demand Notes (Cost $230,340) 230,340
Total Investments in Securities
 98.6% of Net Assets (Cost $675,703) $ 675,703
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $186,000 and represents 27.1% of net assets.
(2) When-issued security
(3) Insured by Build America Mutual Assurance Company
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
TAN Tax Anticipation Note
TECP Tax-Exempt Commercial Paper
TRAN Tax Revenue Anticipation Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Exempt Money Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Exempt Money Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $675,703) $ 675,703
Receivable for investment securities sold 10,111
Interest receivable 4,628
Receivable for shares sold 3,197
Cash 26
Other assets 30
Total assets 693,695
Liabilities
Payable for investment securities purchased 7,670
Payable for shares redeemed 435
Investment management fees payable 100
Due to affiliates 19
Other liabilities 75
Total liabilities 8,299
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 685,396
Net Assets Consist of:
Total distributable earnings (loss) $ 114
Paid-in capital applicable to 684,495,237 shares of $0.01
par value capital stock outstanding; 5,000,000,000 shares
authorized 685,282
NET ASSETS $ 685,396
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $148,741; Shares outstanding: 148,548,758) $ 1.00
I Class
(Net assets: $536,655; Shares outstanding: 535,946,479) $ 1.00

T. ROWE PRICE Tax-Exempt Money Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 22,122
Expenses
Investment management 1,272
Shareholder servicing
Investor Class $ 327
I Class 84 411
Prospectus and shareholder reports
Investor Class 6
I Class 8 14
Custody and accounting 198
Registration 71
Legal and audit 29
Directors 2
Miscellaneous 36
Waived / paid by Price Associates (79)
Total expenses 1,954
Net investment income 20,168
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1
INCREASE IN NET ASSETS FROM OPERATIONS $ 20,169

T. ROWE PRICE Tax-Exempt Money Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,168 $ 20,527
Net realized gain (loss) 1 (1)
Increase in net assets from operations 20,169 20,526
Distributions to shareholders
Net earnings
Investor Class (4,368) (5,142)
I Class (15,653) (15,463)
Decrease in net assets from distributions (20,021) (20,605)
Capital share transactions
*
Shares sold
Investor Class 97,780 104,268
I Class 222,366 193,402
Distributions reinvested
Investor Class 4,248 5,007
I Class 14,697 14,607
Shares redeemed
Investor Class (123,782) (114,762)
I Class (206,241) (189,339)
Increase in net assets from capital share
transactions 9,068 13,183
Net Assets
Increase during period 9,216 13,104
Beginning of period 676,180 663,076
End of period $ 685,396 $ 676,180
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Tax-Exempt Money Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Exempt Money Fund, Inc. (the Corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Exempt
Money Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders. The fund has two classes of shares: the
Tax-Exempt Money Fund, Inc. (Investor Class) and the Tax-Exempt Money
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to

T. ROWE PRICE Tax-Exempt Money Fund

shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Exempt Money Fund

NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the

T. ROWE PRICE Tax-Exempt Money Fund

use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On February 28, 2025, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

T. ROWE PRICE Tax-Exempt Money Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments was as follows:
At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
February 28,
2025
February 29,
2024
Tax-exempt income $ 20,021 $ 20,605
($000s)
Cost of investments $ 675,703
($000s)
Undistributed tax-exempt income $ 114
Total distributable earnings (loss) $ 114

T. ROWE PRICE Tax-Exempt Money Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.19% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Tax-Exempt Money Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $186,000 remain subject to repayment by the fund at February 28, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended
February 28, 2025, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $110,000 for Price
Associates and $337,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(5) $(74)

T. ROWE PRICE Tax-Exempt Money Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Tax-Exempt Money Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Exempt Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Exempt
Money Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Exempt Money Fund, Inc.
(the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Exempt Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Exempt Money Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $20,433,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F52-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025